Quarterly Results Of Operations:	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations:
(21)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2011:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2011:
Interest and dividend income	$11,787	11,766	11,450	11,237
Interest expense	4,989	4,763	4,592	4,071

Net interest income	6,798	7,003	6,858	7,166
Provision for loan losses	4,518	452	475	476

Net interest income after provision for loan losses	2,280	6,551	6,383	6,690
Noninterest income	2,365	2,118	3,281	2,429
Noninterest expense	7,449	7,436	7,127	6,681

Income (loss) before income taxes	(2,804)	1,233	2,537	2,438
Income tax expense (benefit)	(960)	426	909	109

Net income (loss)	($1,844)	807	1,628	2,329

Net income (loss) available (attributable) to common shareholders	($2,098)	550	1,368	2,069

Basic earnings (loss) per share	($0.28)	0.07	0.18	0.28

Diluted earnings (loss) per share	($0.28)	0.07	0.18	0.28

Weighted average shares outstanding:
Basic	7,465,077	7,467,438	7,481,448	7,484,420

Diluted	7,465,077	7,467,438	7,481,448	7,484,420

(21)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2010:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Interest and dividend income	$13,106	13,656	13,196	12,459
Interest expense	5,832	5,712	5,537	5,165

Net interest income	7,274	7,944	7,659	7,294
Provision for loan losses	611	858	1,332	3,169

Net interest income after provision for loan losses	6,663	7,086	6,327	4,125
Noninterest income	2,309	2,456	3,085	3,256
Noninterest expense	6,386	6,587	6,856	6,349

Income before income taxes	2,586	2,955	2,556	1,032
Income tax expense	726	884	788	215

Net income	$1,860	2,071	1,768	817

Net income available to common shareholders	$1,606	1,814	1,508	557

Basic earnings per share	$0.43	0.44	0.20	0.07

Diluted earnings per share	$0.43	0.44	0.20	0.07

Weighted average shares outstanding:
Basic	3,722,626	4,096,619	7,416,541	7,481,662

Diluted	3,722,626	4,098,513	7,416,541	7,481,662